Loans Receivable, Net (Schedule of non-accrual loans by category) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 6,273,000	$ 2,682,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	1.12%	0.53%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 3,591,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	133.90%
Construction Loans
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 115,000	$ 21,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.02%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 94,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	447.60%
Residential Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 1,545,000	$ 1,389,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.28%	0.28%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 156,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	11.20%
Commercial Real Estate
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 4,282,000	$ 1,057,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.76%	0.21%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 3,225,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	305.10%
Commercial Business
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 113,000	$ 64,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.02%	0.01%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 49,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	76.60%
Home Equity Line of Credit
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 189,000	$ 142,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.03%	0.03%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 47,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	33.10%
Consumer
Financing Receivable, Past Due [Line Items]
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount	$ 29,000	$ 9,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percentage (1)	0.01%	0.00%
Financing Receivable, Recorded Investment, Nonaccrual Status, Amount, Increase (Decrease)	$ 20,000
Financing Receivable, Recorded Investment, Nonaccrual Status, Percent, Increase (Decrease)	222.20%